UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

ANNUAL REPORT April 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
28	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Important Tax Information
40	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, covering the 12-month period from May 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In the wake of heightened market volatility over much of 2013, municipal bonds generally stabilized over the opening months of 2014, enabling them to post modestly positive total returns, on average, for the reporting period overall.Although concerns regarding a shift to a more moderately accommodative monetary policy initially roiled fixed income markets, investors later took the Federal Reserve Board’s actions in stride. Moreover, investor demand rebounded while the supply of newly issued securities ebbed, and many states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2013, through April 30, 2014, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2014, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of –2.72%, Class C shares returned –3.39%, Class I shares returned –2.48%, ClassY shares from inception (9/3/13) returned 7.16%, and Class Z shares returned –2.50%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 0.50% for the full 12-month reporting period.2

Heightened market volatility over the reporting period’s first half was followed by rallies as investor demand rebounded, the supply of newly issued securities declined, and credit conditions improved. The fund lagged its benchmark, mainly due to a focus on longer maturities and lower rated securities, as well as weakness among Puerto Rico bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Rebounded from Earlier Weakness

Like other financial assets, municipal bonds lost value in the wake of news in May 2013, that the Federal Reserve Board (the “Fed”) would back away from its quantitative easing program sooner than expected.The resulting market turbulence sent long-term bond prices lower, sparking a flight of capital from the municipal bond market. Selling pressure was particularly severe among lower rated and longer term securities.

However, municipal bonds stabilized in the fall, and the first four months of 2014 witnessed a market recovery amid weaker-than-expected economic data. Municipal bond prices also were supported by favorable supply-and-demand dynamics as investor demand recovered and less refinancing activity produced a reduced supply of newly issued securities.

The economic rebound resulted in better underlying credit conditions for most issuers. However, credit concerns lingered with regard to the fiscal problems of two major issuers:The City of Detroit filed for bankruptcy protection during the summer of 2013, and in September, municipal bonds issued by Puerto Rico lost value after media reports detailed the U.S. territory’s economic challenges. Connecticut continued to lag during the economic recovery due to above-average unemployment, capital gains tax shortfalls, and weak pension funding ratios.

Puerto Rico Bonds Undermined Relative Performance

The fund’s relative results were hindered during the reporting period by its holdings of Puerto Rico bonds, which are exempt from federal and Connecticut state taxes. In addition, an overweighted position in bonds with longer maturities and credit ratings of BBB and lower undermined results early in the reporting period. Bonds backed by the state’s settlement of litigation with U.S. tobacco companies also underperformed market averages.

The fund achieved better results through its emphasis on revenue bonds backed by hospitals, which saw robust demand from investors seeking higher levels of tax-exempt income. Overweighted exposure to bonds backed by education facilities, industrial corporations, and water-and-sewer facilities also fared relatively well.

4

Adapting to a Changing Market Environment

We currently expect U.S. economic growth to rebound as the weather warms, the labor market strengthens, and investor confidence improves. In addition, we believe that recently improved market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed is tapering its quantitative easing program, and we expect this positive trend to continue.

We have taken advantage of bouts of volatility to reduce the fund’s Puerto Rico holdings at relatively attractive prices, and we have redeployed those assets primarily to longer term, higher quality securities backed by revenues from essential municipal services. We have maintained a relatively long average duration in anticipation of narrower yield differences along the market’s maturity spectrum.

May 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z, ClassY, and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable. Returns for ClassY are from inception date of 9/3/2013.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares), adjusted to reflect the applicable sales load for Class A shares.
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/3/13 (the inception date for ClassY shares), adjusted to reflect the applicable sales load for
Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund on 4/30/04 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested. On May 7, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On September 3, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

The fund invests primarily in Connecticut municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. Performance for Class Z shares will vary from the performance of Class A, Class C, Class I and ClassY shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Connecticut municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/14
	Inception				From
	Date	1 Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	5/28/87	–7.07%	3.66%	3.34%	—
without sales charge	5/28/87	–2.72%	4.63%	3.81%	—
Class C shares
with applicable redemption charge †	8/15/95	–4.33%	3.86%	3.04%	—
without redemption	8/15/95	–3.39%	3.86%	3.04%	—
Class I shares	12/15/08	–2.48%	4.90%	3.96%††	—
Class Y shares	9/3/13	–2.51%††	4.68%††	3.84%††	—
Class Z shares	5/30/07	–2.50%	4.85%	—	3.93%
Barclays Municipal Bond Index	5/31/07	0.50%	5.54%	4.83%	4.92	%†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 12/15/08 (the inception date for Class I shares).
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 9/3/13 (the inception date for ClassY shares).
†††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
5/31/07 is used as the beginning value on 5/30/07 (the inception date for Class Z shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.59	$8.51	$3.33	$3.03	$3.53
Ending value (after expenses)	$1,033.90	$1,030.90	$1,035.20	$1,035.80	$1,035.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.56	$8.45	$3.31	$3.01	$3.51
Ending value (after expenses)	$1,020.28	$1,016.41	$1,021.52	$1,021.82	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.69% for Class C, .66% for
Class I, .60% for ClassY and .70% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2014

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.1%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut—91.1%
Connecticut,
GO	5.00	12/15/22	1,855,000	2,059,569
Connecticut,
GO	5.00	4/15/24	2,500,000	2,842,725
Connecticut,
GO	5.00	3/1/26	5,000,000	5,921,150
Connecticut,
GO	5.00	11/1/27	2,000,000	2,293,940
Connecticut,
GO	5.00	11/1/27	5,000,000	5,722,700
Connecticut,
GO	5.00	11/1/28	3,000,000	3,424,080
Connecticut,
GO	5.00	11/1/28	5,000,000	5,698,600
Connecticut,
GO	5.00	11/1/31	5,000,000	5,597,850
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	12/1/21	5,000,000	5,993,050
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	11/1/22	5,000,000	5,812,050
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	10/1/24	2,730,000	3,269,803
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000	4,039,880
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/19	5,275,000	6,186,467
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/23	1,250,000	1,474,037

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut,
State Revolving Fund
General Revenue	5.00	3/1/24	1,195,000		1,450,240
Connecticut,
State Revolving Fund
General Revenue	5.00	7/1/24	2,145,000		2,565,248
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000		2,376,958
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project) (Prerefunded)	5.25	12/1/15	1,765,000	[a]	1,920,655
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,900,000		4,188,132
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000		5,090,175
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut
Project) (Insured; XLCA)	5.10	9/1/37	6,550,000		6,703,729
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	10,000,000		10,663,900
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		3,986,666
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000		1,500,840
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000		1,576,456
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000		4,322,600

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,118,940
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,627,675
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	13,918,675
Connecticut Health and
Educational Facilities
Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/27	3,265,000	3,614,551
Connecticut Health and
Educational Facilities
Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,056,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000	2,077,960
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	2,000,000	2,047,280
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial
Hospital Issue)	5.00	7/1/31	1,000,000	1,068,810
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,211,968
Connecticut Health and
Educational Facilities
Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	2,000,000	2,198,540

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000		5,675,650
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,072,670
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/33	5,000,000		5,445,050
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,160,872
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus
Hospital Issue) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	7/1/18	2,000,000	[a]	2,344,900
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000		1,007,430
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000		1,308,609
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	2,500,000		2,541,275
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000		5,475,150
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000		7,068,425

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000	1,071,390
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000	5,518,150
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital Issue)	5.75	7/1/34	4,000,000	4,539,200
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,656,537
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,510,000	1,512,054
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,105,000	3,232,740
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue	5.00	1/1/38	3,000,000	3,225,750
Connecticut Municipal Electric
Energy Cooperative,
Transmission Services Revenue	5.00	1/1/22	1,505,000	1,793,253
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000	1,000,550
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	3,251,787

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000		3,219,870
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000		7,010,500
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000		1,937,268
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000		5,248,250
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000		2,106,520
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	5.25	8/15/14	5,000		5,075
Hartford,
GO	5.00	7/15/16	1,775,000		1,943,856
Hartford,
GO	5.00	4/1/24	1,000,000		1,153,160
Hartford,
GO (Escrowed to Maturity)	5.00	4/1/17	1,325,000		1,491,831
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/32	595,000		641,517
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[a]	309,685

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Hartford County Metropolitan
District, Clean Water
Project Revenue	5.00	4/1/31	3,510,000	3,895,679
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000	2,303,786
New Britain,
GO (Insured; Assured
Guaranty Corp.)	5.00	4/1/24	4,500,000	5,490,585
New Haven,
GO	5.00	3/1/17	1,425,000	1,565,291
New Haven,
GO (Insured; Assured
Guaranty Corp.)	5.00	3/1/29	1,000,000	1,050,930
Norwalk,
GO	5.00	7/15/24	1,000,000	1,187,000
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/27	3,000,000	3,476,280
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/31	3,940,000	4,353,976
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/32	1,370,000	1,521,823
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/33	4,000,000	4,422,120
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000	2,458,540
South Central Connecticut
Regional Water Authority,
Water System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,214,580

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Stamford,
GO	5.00	7/1/21	4,410,000		5,337,114
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,151,450
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,147,750
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,132,480
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	2/15/15	1,225,000	[a]	1,271,881
University of Connecticut,
Special Obligation
Student Fee Revenue	5.00	11/15/24	5,000,000		5,913,350
U.S. Related—7.0%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,709,630
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	775,800
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,088,680
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds
(Escrowed to Maturity)	5.45	5/15/16	1,445,000		1,587,405
Guam Power Authority,
Revenue	5.50	10/1/30	1,750,000		1,866,655
Guam Power Authority,
Revenue	5.00	10/1/34	2,000,000		2,086,600
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	750,000		777,068
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	620,000		416,355

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000	3,067,881
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/22	3,025,000	1,661,663
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,382,300

Total Investments (cost $289,889,138)			98.1%	301,905,525
Cash and Receivables (Net)			1.9%	5,790,538
Net Assets			100.0%	307,696,063

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	21.5	City	3.3
Health Care	16.3	Prerefunded	2.9
Utility-Water and Sewer	14.6	Asset-Backed	1.1
State/Territory	12.5	Housing	.7
Special Tax	6.7	Resource Recovery	.3
Utility-Electric	6.1	Other	4.5
Industrial	3.9
Transportation Services	3.7		98.1

†	Based on net assets.

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			289,889,138		301,905,525
Cash					5,375,826
Interest receivable					4,222,591
Receivable for shares of Beneficial Interest subscribed					6,000
Prepaid expenses					36,283
					311,546,225
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					213,943
Payable for investment securities purchased					3,423,420
Payable for shares of Beneficial Interest redeemed					141,429
Accrued expenses					71,370
					3,850,162
Net Assets ($)					307,696,063
Composition of Net Assets ($):
Paid-in capital					303,536,958
Accumulated net realized gain (loss) on investments					(7,857,282)
Accumulated net unrealized appreciation
(depreciation) on investments					12,016,387
Net Assets ($)					307,696,063

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	188,116,885	10,919,676	8,003,998	1,047.21	100,654,457
Shares Outstanding	16,114,876	936,889	685,637	89.69	8,623,997
Net Asset Value
Per Share ($)	11.67	11.66	11.67	11.68	11.67

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Year Ended April 30, 2014

Investment Income ($):
Interest Income	13,579,308
Expenses:
Management fee—Note 3(a)	1,817,263
Shareholder servicing costs—Note 3(c)	693,701
Distribution fees—Note 3(b)	91,908
Professional fees	69,768
Registration fees	45,082
Custodian fees—Note 3(c)	30,734
Trustees’ fees and expenses—Note 3(d)	18,139
Prospectus and shareholders’ reports	15,492
Loan commitment fees—Note 2	2,860
Miscellaneous	42,047
Total Expenses	2,826,994
Less—reduction in fees due to earnings credits—Note 3(c)	(231)
Net Expenses	2,826,763
Investment Income—Net	10,752,545
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(7,436,065)
Net unrealized appreciation (depreciation) on investments	(15,677,500)
Net Realized and Unrealized Gain (Loss) on Investments	(23,113,565)
Net (Decrease) in Net Assets Resulting from Operations	(12,361,020)

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2014 [a]	2013
Operations ($):
Investment income—net	10,752,545	12,070,470
Net realized gain (loss) on investments	(7,436,065)	420,757
Net unrealized appreciation
(depreciation) on investments	(15,677,500)	5,400,756
Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,361,020)	17,891,983
Dividends to Shareholders from ($):
Investment income—net:
Class A	(6,573,801)	(7,360,932)
Class C	(297,369)	(386,785)
Class I	(304,394)	(440,751)
Class Y	(23)	—
Class Z	(3,565,069)	(3,859,875)
Net realized gain on investments:
Class A	(50,303)	(569,762)
Class C	(2,854)	(40,438)
Class I	(2,057)	(35,345)
Class Z	(25,651)	(275,082)
Total Dividends	(10,821,521)	(12,968,970)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	5,324,116	26,531,322
Class C	375,521	2,198,197
Class I	3,914,881	7,784,011
Class Y	1,000	—
Class Z	2,417,423	6,045,162
Dividends reinvested:
Class A	5,161,909	5,838,337
Class C	239,380	315,905
Class I	156,025	261,740
Class Z	2,819,578	3,142,328
Cost of shares redeemed:
Class A	(47,553,467)	(23,202,561)
Class C	(5,216,090)	(2,037,144)
Class I	(7,324,431)	(9,047,573)
Class Z	(14,274,615)	(9,026,854)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(53,958,770)	8,802,870
Total Increase (Decrease) in Net Assets	(77,141,311)	13,725,883
Net Assets ($):
Beginning of Period	384,837,374	371,111,491
End of Period	307,696,063	384,837,374

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended April 30,
	2014 [a]	2013
Capital Share Transactions:
Class Ab
Shares sold	458,722	2,140,455
Shares issued for dividends reinvested	448,131	470,956
Shares redeemed	(4,132,210)	(1,872,114)
Net Increase (Decrease) in Shares Outstanding	(3,225,357)	739,297
Class Cb
Shares sold	32,337	177,520
Shares issued for dividends reinvested	20,808	25,519
Shares redeemed	(450,254)	(165,401)
Net Increase (Decrease) in Shares Outstanding	(397,109)	37,638
Class I
Shares sold	337,569	626,623
Shares issued for dividends reinvested	13,519	21,107
Shares redeemed	(641,315)	(735,171)
Net Increase (Decrease) in Shares Outstanding	(290,227)	(87,441)
Class Y
Shares sold	89.69	—
Class Z
Shares sold	210,048	488,690
Shares issued for dividends reinvested	244,829	253,555
Shares redeemed	(1,244,898)	(728,279)
Net Increase (Decrease) in Shares Outstanding	(790,021)	13,966

a Effective September 3, 2013, the fund commenced offering ClassY shares.
b During the period ended April 30, 2014, 16,378 Class C shares representing $201,623 were exchanged for
16,365 Class A shares.

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	12.39	12.23	11.32	11.68	11.16
Investment Operations:
Investment income—net[a]	.37	.38	.44	.45	.47
Net realized and unrealized
gain (loss) on investments	(.72)	.19	.91	(.36)	.52
Total from Investment Operations	(.35)	.57	1.35	.09	.99
Distributions:
Dividends from investment income—net	(.37)	(.38)	(.44)	(.45)	(.47)
Dividends from net realized
gain on investments	(.00)[b]	(.03)	—	—	—
Total Distributions	(.37)	(.41)	(.44)	(.45)	(.47)
Net asset value, end of period	11.67	12.39	12.23	11.32	11.68
Total Return (%)[c]	(2.72)	4.74	12.07	.75	8.98
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	.90	.91	.91	.90
Ratio of net expenses
to average net assets	.90	.90	.91	.91	.90
Ratio of net investment income
to average net assets	3.21	3.10	3.69	3.90	4.07
Portfolio Turnover Rate	9.50	19.13	13.77	17.05	11.42
Net Assets, end of period ($ x 1,000)	188,117	239,626	227,398	215,132	246,190

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	12.37	12.21	11.30	11.66	11.14
Investment Operations:
Investment income—net[a]	.28	.29	.35	.36	.38
Net realized and unrealized
gain (loss) on investments	(.71)	.19	.91	(.36)	.52
Total from Investment Operations	(.43)	.48	1.26	—	.90
Distributions:
Dividends from investment income—net	(.28)	(.29)	(.35)	(.36)	(.38)
Dividends from net realized
gain on investments	(.00)[b]	(.03)	—	—	—
Total Distributions	(.28)	(.32)	(.35)	(.36)	(.38)
Net asset value, end of period	11.66	12.37	12.21	11.30	11.66
Total Return (%)[c]	(3.39)	3.94	11.25	(.01)	8.17
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.67	1.66	1.67	1.67	1.66
Ratio of net expenses
to average net assets	1.67	1.66	1.67	1.66	1.66
Ratio of net investment income
to average net assets	2.43	2.34	2.94	3.14	3.30
Portfolio Turnover Rate	9.50	19.13	13.77	17.05	11.42
Net Assets, end of period ($ x 1,000)	10,920	16,502	15,823	16,322	18,466

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

24

		Year Ended April 30,
Class I Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	12.39	12.22	11.31	11.68	11.16
Investment Operations:
Investment income—net[a]	.40	.41	.46	.48	.44
Net realized and unrealized
gain (loss) on investments	(.72)	.21	.92	(.37)	.58
Total from Investment Operations	(.32)	.62	1.38	.11	1.02
Distributions:
Dividends from investment income—net	(.40)	(.42)	(.47)	(.48)	(.50)
Dividends from net realized
gain on investments	(.00)[b]	(.03)	—	—	—
Total Distributions	(.40)	(.45)	(.47)	(.48)	(.50)
Net asset value, end of period	11.67	12.39	12.22	11.31	11.68
Total Return (%)	(2.48)	5.09	12.38	.92	9.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65	.64	.65	.63	.70
Ratio of net expenses
to average net assets	.65	.63	.65	.63	.65
Ratio of net investment income
to average net assets	3.45	3.34	3.90	4.16	4.30
Portfolio Turnover Rate	9.50	19.13	13.77	17.05	11.42
Net Assets, end of period ($ x 1,000)	8,004	12,092	12,999	6,309	5,441

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Period Ended
Class Y Shares	April 30, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.15
Investment Operations:
Investment income—net[b]	.26
Net realized and unrealized
gain (loss) on investments	.53
Total from Investment Operations	.79
Distributions:
Dividends from investment income—net	(.26)
Net asset value, end of period	11.68
Total Return (%)	7.16	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63	[d]
Ratio of net expenses to average net assets	.63	[d]
Ratio of net investment income
to average net assets	3.45	[d]
Portfolio Turnover Rate	9.50
Net Assets, end of period ($ x 1,000)	1

a	From September 3, 2013 (commencement of initial offering) to April 30, 2014.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

26

		Year Ended April 30,
Class Z Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	12.39	12.22	11.31	11.67	11.16
Investment Operations:
Investment income—net[a]	.40	.41	.46	.48	.49
Net realized and unrealized
gain (loss) on investments	(.72)	.20	.91	(.37)	.51
Total from Investment Operations	(.32)	.61	1.37	.11	1.00
Distributions:
Dividends from investment income—net	(.40)	(.41)	(.46)	(.47)	(.49)
Dividends from net realized
gain on investments	(.00)[b]	(.03)	—	—	—
Total Distributions	(.40)	(.44)	(.46)	(.47)	(.49)
Net asset value, end of period	11.67	12.39	12.22	11.31	11.67
Total Return (%)	(2.50)	5.04	12.31	.97	9.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69	.69	.71	.70	.70
Ratio of net expenses
to average net assets	.69	.69	.71	.70	.70
Ratio of net investment income
to average net assets	3.43	3.32	3.89	4.11	4.27
Portfolio Turnover Rate	9.50	19.13	13.77	17.05	11.42
Net Assets, end of period ($ x 1,000)	100,654	116,617	114,892	106,076	112,728

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series, including the Dreyfus Connecticut Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on May 7, 2013, the Company’s Board of Trustees (the “Board”) approved effective September 3, 2013, for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are offered at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses

28

attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding ClassY shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and

30

type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	301,905,525	—	301,905,525

†	See Statement of Investments for additional detailed categorizations.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

32

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $350,684, accumulated capital losses $7,887,190 and unrealized appreciation $12,046,295.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014. The fund has $2,418,390 of post-enactment short-term capital losses and $5,468,800 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2014 and April 30, 2013 were as follows: tax-exempt income $10,743,671 and $12,049,889, ordinary income $77,850 and $205,699, and long-term capital gains $0 and $713,382, respectively.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended April 30, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $11,889, decreased accumulated net realized gain (loss) on investments by $2,075 and increased paid-in capital by $13,964. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2014, the Distributor retained $3,684 from commissions earned on sales of the fund’s Class A shares and $2,617 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $91,908 pursuant to the Distribution Plan.

34

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets of their shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $512,804 and $30,636, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2014, Class Z shares were charged $37,455 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014,

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

the fund was charged $67,721 for transfer agency services and $2,884 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $231.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $30,734 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended April 30, 2014, the fund was charged $1,622 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2014, the fund was charged $9,177 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $138,654, Distribution Plan fees $6,670, Shareholder Services Plan fees $44,949, custodian fees $10,416, Chief Compliance Officer fees $736 and transfer agency fees $12,518.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

36

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $30,827,657 and $80,581,444, respectively.

At April 30, 2014, the cost of investments for federal income tax purposes was $289,859,230; accordingly, accumulated net unrealized appreciation on investments was $12,046,295, consisting of $15,475,442 gross unrealized appreciation and $3,429,147 gross unrealized depreciation.

The Fund 37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2014

38

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2014 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Connecticut residents, Connecticut personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2014 calendar year on Form 1099-DIV which will be mailed in early 2015. Also, the fund hereby reports $.0029 per share as a short-term capital gain distribution paid on December 19, 2013.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Francine J. Bovich (62)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Memberships During Past 5Years:
• Board Member,Annaly Capital Management, Inc. (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
Peggy C. Davis (71)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56
———————
Diane Dunst (74)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques (1999-present)
No. of Portfolios for which Board Member Serves: 14

40

Nathan Leventhal (71)
Board Member (1989)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 49
———————
Robin A. Melvin (50)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund 41

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

42

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 56 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

44

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

ANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
25	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Important Tax Information
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, covering the 12-month period from May 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In the wake of heightened market volatility over much of 2013, municipal bonds generally stabilized over the opening months of 2014, enabling them to post modestly positive total returns, on average, for the reporting period overall.Although concerns regarding a shift to a more moderately accommodative monetary policy initially roiled fixed income markets, investors later took the Federal Reserve Board’s actions in stride. Moreover, investor demand rebounded while the supply of newly issued securities ebbed, and many states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2013, through April 30, 2014, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2014, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of –1.96%, Class C shares returned –2.71%, and Class Z shares returned –1.76%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 0.50% for the same period.2

Heightened market volatility over the reporting period’s first half was followed by rallies as investor demand rebounded, the supply of newly issued securities declined, and credit conditions improved. The fund lagged its benchmark, mainly due to weakness among Puerto Rico bonds and a focus on longer maturities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded from Earlier Weakness

Like other financial assets, municipal bonds generally lost value in the wake of news in May 2013, that the Federal Reserve Board (the “Fed”) would back away from its quantitative easing program sooner than most analysts had expected. The resulting market turbulence sent long-term bond prices lower and yields higher, sparking a flight of capital from municipal bonds. Selling pressure was particularly severe among lower rated and longer term securities.

However, municipal bonds stabilized in the fall, and the first four months of 2014 witnessed a market recovery amid weaker-than-expected economic data stemming from unusually harsh winter weather. Municipal bond prices also were supported by favorable supply-and-demand dynamics as investor demand recovered and less refinancing activity produced a reduced supply of newly issued securities.

The economic rebound resulted in better underlying credit conditions for most issuers as tax revenues increased, enabling many states to achieve budget surpluses and replenish reserves. However, credit concerns lingered with regard to the fiscal problems of two major issuers:The City of Detroit filed for bankruptcy protection during the summer of 2013, and in September, municipal bonds issued by Puerto Rico lost value after media reports detailed the U.S. territory’s economic challenges. Massachusetts continued to participate fully in the economic recovery due to its diverse economic base and strong fiscal management.

Puerto Rico Bonds Undermined Relative Performance

The fund’s relative results were hindered during the reporting period by its holdings of Puerto Rico bonds, which are exempt from federal and Massachusetts state taxes. In addition, an overweighted position in bonds with longer maturities undermined results early in the reporting period. Bonds backed by excise, special assessment, or ad valorem taxes also underperformed market averages.

The fund achieved better results through its emphasis on revenue bonds, particularly those backed by hospitals, housing projects, airports, higher education facilities, and the state’s settlement of litigation with U.S. tobacco companies.The fund also benefited from an underweighted position in lower yielding revenue bonds backed by essential municipal services, such as water and sewer facilities.

4

Adapting to a Changing Market Environment

We currently expect U.S. economic growth to rebound as the weather warms, the labor market strengthens, and investor confidence improves. In addition, we believe that recently improved market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed is tapering its quantitative easing program, and we expect this positive trend to continue.

We have taken advantage of bouts of volatility to reduce the fund’s Puerto Rico holdings at relatively attractive prices, and we have redeployed those assets primarily to longer term, higher quality securities.We have maintained a relatively long average duration to capture higher levels of current income and in anticipation of narrower yield differences along the market’s maturity spectrum.

May 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A and Class C shares of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund on 4/30/04 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Massachusetts municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Massachusetts municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/14

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	5/28/87	–6.37%	3.93%	3.57%	—
without sales charge	5/28/87	–1.96%	4.88%	4.04%	—
Class C shares
with applicable redemption charge †	8/15/95	–3.66%	4.09%	3.26%	—
without redemption	8/15/95	–2.71%	4.09%	3.26%	—
Class Z shares	10/20/04	–1.76%	5.10%	—	3.90%
Barclays Municipal Bond Index	10/31/04	0.50%	5.54%	4.83%	4.57	%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
10/31/04 is used as the beginning value on 10/20/04 (the inception date for Class Z shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.74	$8.61	$3.73
Ending value (after expenses)	$1,034.60	$1,030.60	$1,035.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.71	$8.55	$3.71
Ending value (after expenses)	$1,020.13	$1,016.31	$1,021.12

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.71% for Class C and .74% for
Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2014

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.7%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—91.8%
Boston,
GO	5.00	3/1/25	2,000,000		2,461,400
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,035,318
Boston Water and Sewer Commission,
Revenue (Prerefunded)	5.00	11/1/14	2,000,000	[a]	2,048,920
Cambridge,
GO (Municipal Purpose Loan)	5.00	2/15/21	1,765,000		2,135,844
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,835,000	[a]	1,861,057
Massachusetts,
Federal Highway Grant
Anticipation Notes
(Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,597,500
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,427,200
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,265,887
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,244,260
Massachusetts,
GO	0.71	11/1/25	5,000,000	[b]	4,857,050
Massachusetts,
GO (Consolidated Loan)	5.50	8/1/20	1,000,000		1,226,970
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,229,938
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,113,575
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,597,810
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,855,775
Massachusetts Bay Transportation
Authority, Assessment
Revenue (Prerefunded)	5.00	7/1/15	2,400,000	[a]	2,536,104

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		534,132
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	355,000		394,100
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000		1,206,510
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.50	7/1/24	1,140,000		1,457,194
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,799,650
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		3,029,307
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000		2,320,000
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	[c]	3,814,680
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000		1,735,694
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,386,760
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson
College Issue)	5.00	1/1/22	1,000,000		1,064,800
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000		1,086,010

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000		1,417,775
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000		1,656,322
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000		2,228,560
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000		708,774
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000		2,029,720
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/39	2,000,000		2,204,600
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,390,600
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000		1,034,510
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,700,835
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		522,215
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000		2,541,300
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000		1,576,989
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue) (Prerefunded)	5.00	8/1/16	2,000,000	[a]	2,199,600

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue E)
(Insured; AMBAC)	4.70	1/1/27	4,750,000	4,781,350
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,000,000	2,048,540
Massachusetts Health and
Educational Facilities Authority,
Revenue (Dana-Farber Cancer
Institute Issue)	5.25	12/1/27	1,000,000	1,130,970
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000	2,749,148
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.00	7/1/20	1,000,000	1,116,020
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.38	7/1/35	1,000,000	1,040,060
Massachusetts Health and
Educational Facilities Authority,
Revenue (Massachusetts
Institute of Technology Issue)	5.25	7/1/33	4,000,000	5,184,800
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/19	1,000,000	1,177,540
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	1,000,000	1,121,720
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	3,950,000	4,233,610

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000	1,164,150
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,920,181
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	3,399,060
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,936,955
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	1,073,296
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Wheaton College Issue)	5.00	1/1/30	2,405,000	2,606,323
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000	1,161,206
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	1,201,068
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	2,020,260
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	350,000	350,339
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,352,768
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,138,946
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000	1,924,907
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,205,000	1,207,952

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000		1,746,000
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000		6,351,383
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000		7,949,450
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000		2,418,800
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000		4,422,600
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000		1,757,038
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000		2,332,360
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,599,761
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		2,111,081
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	[a]	108,974
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien
Parking Revenue	5.00	7/1/24	1,320,000		1,512,944

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	7/15/15	1,000,000	[a]	1,068,490
U.S. Related—5.9%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,495,000		1,494,940
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,124,496
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[c]	323,250
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,029,310
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,088,520
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,066,660
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	310,000		208,177
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,007,590
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000		918,774
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,691,150
Total Long-Term Municipal Investments
(cost $171,490,355)					180,908,162

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.1%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)
(cost $2,000,000)	0.06	5/1/14	2,000,000 [d]	2,000,000

Total Investments (cost $173,490,355)			98.8%	182,908,162
Cash and Receivables (Net)			1.2%	2,142,551
Net Assets			100.0%	185,050,713

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate demand note—rate shown is the interest rate in effect at April 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	23.8	Utility-Electric	2.2
Special Tax	14.1	Utility-Water and Sewer	2.2
Transportation Services	13.0	Asset-Backed	1.6
Health Care	12.3	City	1.3
Prerefunded	10.0	Pollution Control	1.0
State/Territory	7.9	Other	2.2
Housing	7.2		98.8

† Based on net assets.

16

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		173,490,355	182,908,162
Cash			38,998
Interest receivable			2,322,298
Prepaid expenses			22,400
			185,291,858
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			115,820
Payable for shares of Beneficial Interest redeemed			58,054
Accrued expenses			67,271
			241,145
Net Assets ($)			185,050,713
Composition of Net Assets ($):
Paid-in capital			180,082,150
Accumulated net realized gain (loss) on investments			(4,449,244)
Accumulated net unrealized appreciation
(depreciation) on investments			9,417,807
Net Assets ($)			185,050,713

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	34,081,515	3,133,524	147,835,674
Shares Outstanding	2,965,847	272,453	12,866,113
Net Asset Value Per Share ($)	11.49	11.50	11.49

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Year Ended April 30, 2014

Investment Income ($):
Interest Income	7,692,248
Expenses:
Management fee—Note 3(a)	1,055,812
Shareholder servicing costs—Note 3(c)	249,785
Professional fees	60,612
Registration fees	31,631
Distribution fees—Note 3(b)	26,919
Custodian fees—Note 3(c)	19,381
Prospectus and shareholders’ reports	13,484
Trustees’ fees and expenses—Note 3(d)	11,224
Loan commitment fees—Note 2	2,085
Miscellaneous	33,523
Total Expenses	1,504,456
Less—reduction in fees due to earnings credits—Note 3(c)	(168)
Net Expenses	1,504,288
Investment Income—Net	6,187,960
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,533,005)
Net unrealized appreciation (depreciation) on investments	(6,673,162)
Net Realized and Unrealized Gain (Loss) on Investments	(11,206,167)
Net (Decrease) in Net Assets Resulting from Operations	(5,018,207)

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2014	2013
Operations ($):
Investment income—net	6,187,960	6,668,956
Net realized gain (loss) on investments	(4,533,005)	505,218
Net unrealized appreciation
(depreciation) on investments	(6,673,162)	2,614,519
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,018,207)	9,788,693
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,104,168)	(1,204,038)
Class C	(82,511)	(93,309)
Class Z	(4,986,152)	(5,357,064)
Net realized gain on investments:
Class A	(70,499)	(15,966)
Class C	(7,437)	(1,706)
Class Z	(303,076)	(66,820)
Total Dividends	(6,553,843)	(6,738,903)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,659,515	4,574,778
Class C	107,573	497,831
Class Z	2,962,502	11,717,343
Dividends reinvested:
Class A	963,509	945,516
Class C	33,663	37,607
Class Z	4,290,516	4,202,677
Cost of shares redeemed:
Class A	(8,959,668)	(4,131,502)
Class C	(1,160,029)	(257,433)
Class Z	(21,485,839)	(13,435,538)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(20,588,258)	4,151,279
Total Increase (Decrease) in Net Assets	(32,160,308)	7,201,069
Net Assets ($):
Beginning of Period	217,211,021	210,009,952
End of Period	185,050,713	217,211,021

20

		Year Ended April 30,
	2014	2013
Capital Share Transactions:
Class Aa
Shares sold	231,390	377,532
Shares issued for dividends reinvested	85,175	78,152
Shares redeemed	(791,421)	(340,946)
Net Increase (Decrease) in Shares Outstanding	(474,856)	114,738
Class Ca
Shares sold	9,505	40,941
Shares issued for dividends reinvested	2,977	3,106
Shares redeemed	(102,146)	(21,262)
Net Increase (Decrease) in Shares Outstanding	(89,664)	22,785
Class Z
Shares sold	259,223	968,273
Shares issued for dividends reinvested	379,387	347,463
Shares redeemed	(1,904,101)	(1,111,998)
Net Increase (Decrease) in Shares Outstanding	(1,265,491)	203,738

a During the period ended April 30, 2014, 19,810 Class C shares representing $238,914 were exchanged for
19,843 Class A shares.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	12.11	11.94	11.05	11.44	10.91
Investment Operations:
Investment income—net[a]	.35	.36	.41	.43	.45
Net realized and unrealized
gain (loss) on investments	(.60)	.17	.94	(.33)	.54
Total from Investment Operations	(.25)	.53	1.35	.10	.99
Distributions:
Dividends from investment income—net	(.35)	(.36)	(.41)	(.43)	(.45)
Dividends from net realized
gain on investments	(.02)	(.00)[b]	(.05)	(.06)	(.01)
Total Distributions	(.37)	(.36)	(.46)	(.49)	(.46)
Net asset value, end of period	11.49	12.11	11.94	11.05	11.44
Total Return (%)[c]	(1.96)	4.51	12.40	.94	9.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	.93	.95	.94	.94
Ratio of net expenses
to average net assets	.93	.93	.95	.94	.94
Ratio of net investment income
to average net assets	3.07	2.97	3.56	3.84	4.00
Portfolio Turnover Rate	9.72	14.28	11.44	15.03	12.60
Net Assets, end of period ($ x 1,000)	34,082	41,675	39,705	36,232	41,909

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

22

		Year Ended April 30,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	12.12	11.95	11.06	11.45	10.92
Investment Operations:
Investment income—net[a]	.26	.27	.32	.35	.36
Net realized and unrealized
gain (loss) on investments	(.60)	.17	.94	(.33)	.54
Total from Investment Operations	(.34)	.44	1.26	.02	.90
Distributions:
Dividends from investment income—net	(.26)	(.27)	(.32)	(.35)	(.36)
Dividends from net realized
gain on investments	(.02)	(.00)[b]	(.05)	(.06)	(.01)
Total Distributions	(.28)	(.27)	(.37)	(.41)	(.37)
Net asset value, end of period	11.50	12.12	11.95	11.06	11.45
Total Return (%)[c]	(2.71)	3.72	11.54	.20	8.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70	1.69	1.71	1.68	1.70
Ratio of net expenses
to average net assets	1.70	1.69	1.71	1.68	1.70
Ratio of net investment income
to average net assets	2.31	2.21	2.79	3.09	3.21
Portfolio Turnover Rate	9.72	14.28	11.44	15.03	12.60
Net Assets, end of period ($ x 1,000)	3,134	4,390	4,054	3,377	3,362

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class Z Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	12.11	11.94	11.05	11.44	10.91
Investment Operations:
Investment income—net[a]	.37	.38	.44	.46	.47
Net realized and unrealized
gain (loss) on investments	(.60)	.17	.94	(.33)	.54
Total from Investment Operations	(.23)	.55	1.38	.13	1.01
Distributions:
Dividends from investment income—net	(.37)	(.38)	(.44)	(.46)	(.47)
Dividends from net realized
gain on investments	(.02)	(.00)[b]	(.05)	(.06)	(.01)
Total Distributions	(.39)	(.38)	(.49)	(.52)	(.48)
Net asset value, end of period	11.49	12.11	11.94	11.05	11.44
Total Return (%)	(1.76)	4.73	12.64	1.16	9.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.72	.74	.73	.73
Ratio of net expenses
to average net assets	.73	.72	.74	.73	.73
Ratio of net investment income
to average net assets	3.28	3.18	3.78	4.05	4.18
Portfolio Turnover Rate	9.72	14.28	11.44	15.03	12.60
Net Assets, end of period ($ x 1,000)	147,836	171,146	166,251	153,513	167,326

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series, including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

26

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	182,908,162	—	182,908,162
† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

28

Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $76,750, accumulated capital losses $4,533,005 and unrealized appreciation $9,501,568.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014. The fund has $958,728 of post-enactment short-term capital losses and $3,574,277 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2014 and April 30, 2013 were as follows: tax-exempt income $6,173,182 and $6,654,411, ordinary income $0 and $2,956, and long-term capital gains $380,661 and $81,536, respectively.

During the period ended April 30, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $15,129, increased accumulated net realized gain (loss) on investments by $15,480 and decreased paid-in capital by $351. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

30

lion unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2014, the Distributor retained $2,084 from commissions earned on sales of the fund’s Class A shares and $1,369 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $26,919 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $90,113 and $8,973, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2014, Class Z shares were charged $75,117 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $49,705 for transfer agency services and $2,091 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $168.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $19,381 pursuant to the custody agreement.

32

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended April 30, 2014, the fund was charged $1,198 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2014, the fund was charged $9,177 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $83,462, Distribution Plan fees $1,920, Shareholder Services Plan fees $14,626, custodian fees $6,306, Chief Compliance Officer fees $736 and transfer agency fees $8,770.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $18,432,554 and $40,752,505, respectively.

At April 30, 2014, the cost of investments for federal income tax purposes was $173,406,594; accordingly, accumulated net unrealized appreciation on investments was $9,501,568, consisting of $10,755,527 gross unrealized appreciation and $1,253,959 gross unrealized depreciation.

The Fund 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds,
Dreyfus Massachusetts Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2014

34

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2014 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Massachusetts residents, Massachusetts personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2014 calendar year on Form 1099-DIV which will be mailed in early 2015. Also, the fund hereby reports $.0230 per share as a long-term capital gain distribution paid on December 19, 2013.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Francine J. Bovich (62)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Memberships During Past 5Years:
• Board Member,Annaly Capital Management, Inc. (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
Peggy C. Davis (71)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56
———————
Diane Dunst (74)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques (1999-present)
No. of Portfolios for which Board Member Serves: 14

36

Nathan Leventhal (71)
Board Member (1989)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 49
———————
Robin A. Melvin (50)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund 37

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

38

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 56 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

40

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

ANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
25	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Important Tax Information
37	Board Members Information
39	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, covering the 12-month period from May 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In the wake of heightened market volatility over much of 2013, municipal bonds generally stabilized over the opening months of 2014, enabling them to post modestly positive total returns, on average, for the reporting period overall.Although concerns regarding a shift to a more moderately accommodative monetary policy initially roiled fixed income markets, investors later took the Federal Reserve Board’s actions in stride. Moreover, investor demand rebounded while the supply of newly issued securities ebbed, and many states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2013, through April 30, 2014, as provided by Steven Harvey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2014, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of –1.64%, Class C shares returned –2.40%, and Class Z shares returned –1.43%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 0.50% for the same period.2

Heightened market volatility over the reporting period’s first half was followed by moderate rallies in 2014 as investor demand rebounded, the supply of newly issued municipal securities declined, and credit conditions improved. The fund lagged its benchmark, mainly due to a relatively short average duration and weakness among Puerto Rico bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.Additionally, we trade among various sectors, such as pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded from Earlier Weakness

Like most other financial assets, municipal bonds lost value in the wake of news in May 2013, that the Federal Reserve Board (the “Fed”) would begin to back away from its quantitative easing program sooner than expected. The resulting market turbulence sent long-term bond yields higher and prices lower, sparking a flight of capital from the municipal bond market. Selling pressure was particularly severe among lower rated and longer term securities.

However, municipal bonds stabilized during the fall of 2013, and the first four months of 2014 witnessed a market recovery after the Fed began to taper its quantitative easing program and long-term interest rates fell amid weaker-than-expected economic data. Municipal bond prices also were supported by favorable supply-and-demand dynamics as investor demand recovered and less refinancing activity produced a reduced supply of newly issued securities.

The economic rebound resulted in better underlying credit conditions for most issuers when improving tax revenues and reduced spending enabled many states to achieve budget surpluses and replenish reserves. However, credit concerns lingered with regard to the fiscal problems of two major issuers:The City of Detroit filed for bankruptcy protection during the summer of 2013, and in September, municipal bonds issued by Puerto Rico lost value after media reports detailed the U.S. territory’s economic challenges.

Puerto Rico Bonds Undermined Relative Performance

The fund’s relative results were hindered during the reporting period by its holdings of Puerto Rico bonds, which are exempt from federal and Pennsylvania state taxes. In addition, to guard against interest-rate risks, we maintained a relatively short average duration, which prevented the fund from participating more fully in market rallies in 2014. The fund’s holdings of bonds backed by essential municipal services also underperformed market averages.

The fund achieved better results through its longstanding emphasis on higher yielding revenue bonds, particularly those issued by hospitals with A and BBB credit ratings, which were subject to robust demand from investors seeking higher levels of tax-exempt income.

4

Adapting to a Changing Market Environment

We currently expect U.S. economic growth to rebound as the weather warms, the labor market strengthens, and investor confidence improves. In addition, we believe that recently improved market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed is tapering its quantitative easing program, and we expect this positive trend to continue.

We have taken advantage of bouts of volatility to reduce the fund’s positions in Puerto Rico bonds at relatively attractive prices, and we have redeployed those assets primarily to longer term, higher quality securities. We have maintained the fund’s emphasis on revenue-backed bonds, and we have attempted to increase the fund’s average duration whenever opportunities to do so become available.

May 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A and Class C shares of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund on 4/30/04 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in Pennsylvania municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Pennsylvania municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/14

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	7/30/87	–6.09%	4.00%	3.68%	—
without sales charge	7/30/87	–1.64%	4.96%	4.16%	—
Class C shares
with applicable redemption charge †	8/15/95	–3.35%	4.17%	3.38%	—
without redemption	8/15/95	–2.40%	4.17%	3.38%	—
Class Z shares	11/29/07	–1.43%	5.19%	—	4.30%
Barclays Municipal Bond Index	11/30/07	0.50%	5.54%	4.83%	4.93	%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
11/30/07 is used as the beginning value on 11/29/07 (the inception date for Class Z shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.73	$8.64	$3.73
Ending value (after expenses)	$1,029.30	$1,025.30	$1,030.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.71	$8.60	$3.71
Ending value (after expenses)	$1,020.13	$1,016.27	$1,021.12

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.72% for Class C and .74% for
Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2014

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.9%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—91.8%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000		1,100,550
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000		1,092,800
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000		1,110,000
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	3,150,000		3,689,280
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000		1,100,341
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,511,477
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000		1,747,725
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000		1,692,290
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured;
Assured Guaranty Corp.)
(Prerefunded)	6.13	11/15/14	2,000,000	[a]	2,064,880
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[b]	1,672,500
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,600,000		1,644,528

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,326,064
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,032,720
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/19	500,000		581,165
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health System Project)	5.00	6/1/42	1,500,000		1,533,975
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	3,165,000		3,206,810
Delaware County Regional Water
Quality Control Authority,
Sewer Revenue	5.00	5/1/26	2,165,000		2,518,371
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,624,755
Delaware River Port Authority,
Revenue	5.00	1/1/37	2,000,000		2,174,860
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,317,515
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,050,980
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[b]	880,180
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[b]	2,220,928
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[b]	2,162,903

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[b]	2,039,620
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[b]	1,979,203
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[b]	1,750,650
McKeesport Area School District,
GO (Insured; AMBAC)
(Escrowed to Maturity)	0.00	10/1/21	2,915,000	[b]	2,495,998
McKeesport Municipal Authority,
Sewer Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.00	12/15/20	1,230,000		1,425,078
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,069,190
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson
Health System)	5.00	10/1/41	4,000,000		4,253,720
Pennsylvania,
GO	5.00	10/15/26	5,000,000		5,914,850
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,028,710
Pennsylvania Economic
Development Financing
Authority, Unemployment
Compensation Revenue	5.00	7/1/21	5,000,000		5,679,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,428,130

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/24	1,100,000		1,258,202
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	2,000,000		2,376,200
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,445,392
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,053,930
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,149,070
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,892,150
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,347,106
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	745,000		747,831
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,075,600
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	2,960,000		2,983,295
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,435,000		1,438,530
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	900,000		1,006,254
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	100,000	[a]	118,578

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000	2,232,340
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate
Special Revenue	5.00	12/1/37	5,325,000	5,675,651
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured; AMBAC)	5.00	12/1/22	1,815,000	1,930,616
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000	1,106,230
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty Corp.)	6.00	6/1/28	3,000,000	3,459,120
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,768,200
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000	532,899
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/22	2,000,000	2,006,860
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000	1,723,455
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/23	2,180,000	2,582,755
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	5.60	8/1/18	800,000	930,304
Philadelphia Authority for
Industrial Development, Revenue
(Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,639,259
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,197,061

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.25	5/1/37	1,715,000		1,600,146
Philadelphia Hospitals and Higher
Education Facilities Authority, HR
(The Children’s Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000		2,048,040
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000		1,708,337
Philadelphia School District,
GO	5.25	9/1/23	1,000,000		1,123,890
Philadelphia School District,
GO	6.00	9/1/38	1,000,000		1,091,930
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,240,000		1,261,588
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000		2,142,520
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	400,000		401,592
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000		3,486,180
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	5/15/14	1,055,000	[a]	1,057,237

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	5/15/14	1,110,000	[a]	1,112,353
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured; XLCA)	5.25	3/15/25	3,360,000		3,589,723
University Area Joint Authority,
Sewer Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/1/19	1,500,000		1,732,590
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000		755,731
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,234,480
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela
Health Project)	5.00	7/1/25	2,390,000		2,546,306
U.S. Related—6.1%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,021,330
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,029,310
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,066,660
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	320,000		331,549

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,020,950
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	1,755,550
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	762,320
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,500,000	1,167,435
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,007,590
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	1,000,000	1,076,460

Total Investments (cost $157,474,450)			97.9%	163,930,431
Cash and Receivables (Net)			2.1%	3,499,749
Net Assets			100.0%	167,430,180

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	22.4	State/Territory	4.6
Transportation Services	13.1	City	3.1
Health Care	12.5	Industrial	2.5
Utility-Water and Sewer	11.3	Utility-Electric	1.8
Housing	9.3	Other	4.7
Special Tax	7.9
Prerefunded	4.7		97.9

†	Based on net assets.

16

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		157,474,450	163,930,431
Cash			1,581,216
Interest receivable			2,122,178
Receivable for shares of Beneficial Interest subscribed			70,784
Prepaid expenses			20,345
			167,724,954
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			117,877
Payable for shares of Beneficial Interest redeemed			115,349
Accrued expenses			61,548
			294,774
Net Assets ($)			167,430,180
Composition of Net Assets ($):
Paid-in capital			163,970,362
Accumulated net realized gain (loss) on investments			(2,996,163)
Accumulated net unrealized appreciation
(depreciation) on investments			6,455,981
Net Assets ($)			167,430,180

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	109,883,049	4,414,405	53,132,726
Shares Outstanding	6,862,872	275,580	3,319,016
Net Asset Value Per Share ($)	16.01	16.02	16.01

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Year Ended April 30, 2014

Investment Income ($):
Interest Income	7,761,906
Expenses:
Management fee—Note 3(a)	961,760
Shareholder servicing costs—Note 3(c)	400,630
Professional fees	55,517
Distribution fees—Note 3(b)	34,342
Registration fees	23,806
Custodian fees—Note 3(c)	18,194
Prospectus and shareholders’ reports	14,152
Trustees’ fees and expenses—Note 3(d)	9,702
Loan commitment fees—Note 2	1,508
Miscellaneous	36,245
Total Expenses	1,555,856
Less—reduction in fees due to earnings credits—Note 3(c)	(145)
Net Expenses	1,555,711
Investment Income—Net	6,206,195
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,151,362)
Net unrealized appreciation (depreciation) on investments	(7,027,061)
Net Realized and Unrealized Gain (Loss) on Investments	(10,178,423)
Net (Decrease) in Net Assets Resulting from Operations	(3,972,228)

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2014	2013
Operations ($):
Investment income—net	6,206,195	6,779,867
Net realized gain (loss) on investments	(3,151,362)	1,929,117
Net unrealized appreciation
(depreciation) on investments	(7,027,061)	1,966,811
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,972,228)	10,675,795
Dividends to Shareholders from ($):
Investment income—net:
Class A	(4,059,451)	(4,494,571)
Class C	(123,972)	(146,849)
Class Z	(1,991,876)	(2,109,120)
Net realized gain on investments:
Class A	(162,565)	(450,351)
Class C	(6,211)	(19,426)
Class Z	(77,128)	(198,289)
Total Dividends	(6,421,203)	(7,418,606)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,369,039	10,576,088
Class C	733,013	762,703
Class Z	3,558,619	3,030,411
Dividends reinvested:
Class A	3,535,186	3,898,116
Class C	109,710	140,452
Class Z	1,760,236	1,832,481
Cost of shares redeemed:
Class A	(23,747,822)	(12,631,404)
Class C	(1,540,768)	(1,183,352)
Class Z	(8,051,935)	(4,678,814)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(20,274,722)	1,746,681
Total Increase (Decrease) in Net Assets	(30,668,153)	5,003,870
Net Assets ($):
Beginning of Period	198,098,333	193,094,463
End of Period	167,430,180	198,098,333

20

		Year Ended April 30,
	2014	2013
Capital Share Transactions:
Class Aa
Shares sold	210,344	627,164
Shares issued for dividends reinvested	222,511	231,298
Shares redeemed	(1,491,637)	(750,448)
Net Increase (Decrease) in Shares Outstanding	(1,058,782)	108,014
Class Ca
Shares sold	45,228	45,352
Shares issued for dividends reinvested	6,902	8,329
Shares redeemed	(95,846)	(70,411)
Net Increase (Decrease) in Shares Outstanding	(43,716)	(16,730)
Class Z
Shares sold	224,668	180,464
Shares issued for dividends reinvested	110,846	108,751
Shares redeemed	(510,796)	(278,714)
Net Increase (Decrease) in Shares Outstanding	(175,282)	10,501

a During the period ended April 30, 2014, 9,447 Class C shares representing $159,153 were exchanged for 9,457
Class A shares.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	16.88	16.60	15.51	15.96	15.28
Investment Operations:
Investment income—net[a]	.56	.57	.63	.65	.66
Net realized and unrealized
gain (loss) on investments	(.85)	.34	1.11	(.46)	.67
Total from Investment Operations	(.29)	.91	1.74	.19	1.33
Distributions:
Dividends from investment income—net	(.56)	(.57)	(.63)	(.64)	(.65)
Dividends from net realized
gain on investments	(.02)	(.06)	(.02)	—	—
Total Distributions	(.58)	(.63)	(.65)	(.64)	(.65)
Net asset value, end of period	16.01	16.88	16.60	15.51	15.96
Total Return (%)[b]	(1.64)	5.53	11.40	1.21	8.85
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	.94	.95	.96	.94
Ratio of net expenses
to average net assets	.93	.94	.95	.96	.94
Ratio of net investment income
to average net assets	3.51	3.40	3.91	4.09	4.17
Portfolio Turnover Rate	9.57	15.27	10.69	18.40	10.93
Net Assets, end of period ($ x 1,000)	109,883	133,727	129,697	124,286	137,969

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

22

		Year Ended April 30,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	16.89	16.61	15.52	15.97	15.29
Investment Operations:
Investment income—net[a]	.43	.44	.51	.53	.54
Net realized and unrealized
gain (loss) on investments	(.85)	.34	1.11	(.45)	.67
Total from Investment Operations	(.42)	.78	1.62	.08	1.21
Distributions:
Dividends from investment income—net	(.43)	(.44)	(.51)	(.53)	(.53)
Dividends from net realized
gain on investments	(.02)	(.06)	(.02)	—	—
Total Distributions	(.45)	(.50)	(.53)	(.53)	(.53)
Net asset value, end of period	16.02	16.89	16.61	15.52	15.97
Total Return (%)[b]	(2.40)	4.73	10.56	.46	8.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	1.70	1.71	1.70	1.69
Ratio of net expenses
to average net assets	1.71	1.70	1.71	1.70	1.69
Ratio of net investment income
to average net assets	2.73	2.64	3.16	3.34	3.41
Portfolio Turnover Rate	9.57	15.27	10.69	18.40	10.93
Net Assets, end of period ($ x 1,000)	4,414	5,393	5,580	5,127	6,087

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class Z Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	16.88	16.60	15.51	15.96	15.28
Investment Operations:
Investment income—net[a]	.59	.61	.67	.68	.69
Net realized and unrealized
gain (loss) on investments	(.85)	.34	1.10	(.45)	.68
Total from Investment Operations	(.26)	.95	1.77	.23	1.37
Distributions:
Dividends from investment income—net	(.59)	(.61)	(.66)	(.68)	(.69)
Dividends from net realized
gain on investments	(.02)	(.06)	(.02)	—	—
Total Distributions	(.61)	(.67)	(.68)	(.68)	(.69)
Net asset value, end of period	16.01	16.88	16.60	15.51	15.96
Total Return (%)	(1.43)	5.75	11.64	1.41	9.10
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.73	.74	.75	.72
Ratio of net expenses
to average net assets	.72	.73	.74	.75	.72
Ratio of net investment income
to average net assets	3.71	3.61	4.13	4.29	4.40
Portfolio Turnover Rate	9.57	15.27	10.69	18.40	10.93
Net Assets, end of period ($ x 1,000)	53,133	58,978	57,818	54,006	57,175

a Based on average shares outstanding at each month end.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series, including the Dreyfus Pennsylvania Fund (the “fund”). The fund’s investment objective is to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

26

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	163,930,431	—	163,930,431
† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from

28

securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $254,289, accumulated capital losses $3,148,407 and unrealized appreciation $6,608,225.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014. The fund has $422,520 of post-enactment short-term capital losses and $2,725,887 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2014 and April 30, 2013 were as follows: tax-exempt income $6,176,737 and $6,750,540, ordinary income $2,311 and $0, and long-term capital gains $242,155 and $668,066, respectively.

During the period ended April 30, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $30,896, increased accumulated net realized gain (loss) on investments by $32,332 and decreased paid-in capital by $1,436. Net assets and net asset value per share were not affected by this reclassification.

30

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2014, the Distributor retained $2,671 from commissions earned on sales of the fund’s Class A shares and $52 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2014, Class C shares were charged $34,342 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, Class A and Class C shares were charged $290,991 and $11,447, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2014, Class Z shares were charged $23,131 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and

32

redemptions. During the period ended April 30, 2014, the fund was charged $42,423 for transfer agency services and $1,803 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $145.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $18,194 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended April 30, 2014, the fund was charged $1,026 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2014, the fund was charged $9,177 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $75,339, Distribution Plan fees $2,714, Shareholder Services Plan fees $25,355, custodian fees $5,398, Chief Compliance Officer fees $736 and transfer agency fees $8,335.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2014, amounted to $16,434,872 and $34,913,633, respectively.

At April 30, 2014, the cost of investments for federal income tax purposes was $157,322,206; accordingly, accumulated net unrealized appreciation on investments was $6,608,225, consisting of $8,395,696 gross unrealized appreciation and $1,787,471 gross unrealized depreciation.

34

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2014

The Fund 35

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2014 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Pennsylvania residents, Pennsylvania personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2014 calendar year on Form 1099-DIV which will be mailed in early 2015. Also, the fund hereby reports $.0003 per share as a short-term capital gain distribution and $.0226 per share as a long-term capital gain distribution paid on December 19, 2013.

36

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Francine J. Bovich (62)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Memberships During Past 5Years:
• Board Member,Annaly Capital Management, Inc. (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
Peggy C. Davis (71)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56
———————
Diane Dunst (74)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques (1999-present)
No. of Portfolios for which Board Member Serves: 14

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS

Nathan Leventhal (71)
Board Member (1989)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 49
———————
Robin A. Melvin (50)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

38

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

40

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios). He is 56 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

The Fund 41

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $96,448 in 2013 and $98,377 in 2014.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,000 in 2013 (17f-2 related only) and $18,360 in 2014 (17f-2 related only). These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $9,878 in 2013 and $11,038 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $1,128 in 2014. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $46,010,490 in 2013 and $43,744,573 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 25, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)